LONG-TERM INVESTMENTS (Details) - Schedule of Equity Securities without Readily Determinable Fair Value - CNY (¥) ¥ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Equity Securities without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value		¥ 74,279	¥ 102,510
EZhou Rural Commercial Bank [Member]
Equity Securities without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value		40,000	40,000
BitPay, Inc. (Delaware) [Member]
Equity Securities without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value	[1]		27,589
Ningbo Weilie investment management partnership (limited partnership) (“Ningbo Weilie”) [Member]
Equity Securities without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value	[2]	20,000	20,000
Others [Member]
Equity Securities without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value		¥ 14,279	¥ 14,921

[1]	In March 2018, the Group acquired a 1.11% of equity interest in BitPay, Inc. (Delaware) for cash consideration of RMB28,400. The Group holds 1.11% equity interest as of December 31, 2022 and December 31,2023. No impairment existed at December 31, 2022. Bitpay operating results have significantly fluctuated and have not been stable due to the highly volatile nature of crypto. The Group fully impaired the investment as of December 31, 2023.
[2]	In December 2017, the Group purchased a 8.50% equity interest in Ningbo Weilie for cash consideration of RMB 20,000,000. No impairment existed at December 31, 2022 and December 31,2023, and there were no observable price changes for the year ended December 31,2023.